Significant Accounting Policies (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues for the years ended December 31, 2024, 2023 and for the period from inception (January 20, 2022) through December 31, 2022:

Customer	2024	2023	2022
A	33%	21%	-
B	19%	10%	-
C	16%	-	-
D	-	22%	-
E	-	12%	-
F	-	12%	15%
G	-	-	25%
H	-	-	20%
I	-	-	19%
J	-	-	15%
Total	68%	77%	94%

United Maritime Predecessor [Member]
Significant Accounting Policies [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the period from January 1, 2022 through July 5, 2022 and for the years ended December 31, 2021 and 2020 were:

Customer	From January 1, 2022 through July 5, 2022	2021	2020
A	100%	100%	100%
Total	100%	100%	100%